Investments (Details 2)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Balance		3,938,425	3,128,000
Unrealized loss		1,830,837	810,425
Reclassification adjustment upon impairment	940,017	5,769,262	0	0
Balance		0	3,938,425	3,128,000